Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 20, 2014
Causeway International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAUSEWAY INTERNATIONAL SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to present.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2016 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies with small market capitalizations located in developed and emerging markets outside the U.S. The Fund normally invests at least 80% of its total assets in equity securities of companies with small market capitalizations. Small market capitalization companies are companies with market capitalizations that do not exceed the highest market capitalization of a company within the Fund's benchmark, the MSCI ACWI ex USA Small Cap Index (Gross) (the "Index"), at the time of purchase. As of September 30, 2014 the Index included companies with market capitalizations of up to $8.35 billion, and included companies in both developed and emerging markets outside the U.S. Some of these companies, although small by U.S. standards, might be large companies in their local markets. The Fund may continue to hold securities of a portfolio company that appreciate above the small market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of companies with small market capitalizations. The Fund may invest in a wide range of industries.

The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Fund. The Investment Adviser's proprietary computer model analyzes a variety of fundamental and technical characteristics to assist in selecting securities. The model currently analyzes characteristics of individual securities, such as valuation, earnings growth, momentum, and financial strength. As the Investment Adviser is continually seeking to improve model performance, the factors and their weightings in the model may change over time. In addition to its quantitative research, the Investment Adviser's fundamental research analysts review the quantitative outputs to attempt to identify and address special issues, such as significant corporate actions or management changes, which are difficult to detect quantitatively.

If the Fund invests in companies located in a country, the percentage of the Fund's total assets attributable to companies located in that country is not expected to be greater than the weight of that country in the Index, plus 5 percentage points, or less than the weight of that country in the Index minus 5 percentage points. In addition, at the discretion of the Investment Adviser, the Fund may invest in the aggregate up to 10% of total Fund assets in companies located in foreign and emerging markets not included in the Index. The Investment Adviser determines the country where a company is located, and thus whether a company is located in a market for these purposes, by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.
Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund's value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund's investments in companies in foreign and emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund's securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund's shares may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign and emerging markets securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for small capitalization investments.

The Fund will invest a significant portion of its assets in the securities of small capitalization companies. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Small companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, small companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of small capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of small capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

Data for foreign and emerging markets companies, particularly for smaller companies, may be less available and/or less current than data for U.S. companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic's historical trends. The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security's value, and the effectiveness of the characteristics can change over time. These changes may not be reflected in the current quantitative model.

See "Investment Risks" beginning on page 7 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include small capitalization foreign and emerging markets securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign and emerging markets securities, and small capitalization securities.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) will not necessarily indicate how it will perform in the future. For current performance information, please visit www.causewayfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for relevant periods compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and does not have a full calendar year of performance to present.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) will not necessarily indicate how it will perform in the future.
Causeway International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	525
Causeway International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	$ 602

[1]	Based on estimates for the current fiscal year.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.30% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2016 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.